NUVEEN NATIONAL                                                           NUVEEN
INSURED UNIT TRUST 345                                                       942


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Tax-Free
rated Aaa by Moody's Investors Service, Inc.        - Dependable Income
and/or AAA by Standard & Poor's, the highest        - Diversified Portfolios
rating given by each agency.                        - Top-Rated Municipal Bonds
ESTIMATED CURRENT RETURN:                           DATE OF DEPOSIT: May 23, 1997
5.18 - 5.39%
ESTIMATED LONG-TERM RETURN:
5.25 - 5.52%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal income tax but may
                be subject to state and local tax. Capital gains
                are taxable.
Total Principal $7,500,000 in 75,000 units
Average Life    26.9 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $100.95 to $97.96 depending on the purchase amount
Cusip           6710A5 766 monthly payment plan
Numbers         6710A5 774 quarterly payment plan
                6710A5 782 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in all states

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

PORTFOLIO INCOME DIVERSIFICATION

Illinois               24.5  %          Nevada                 10.4  %          New York                7.2  %
Oklahoma               10.5             Texas                  10.3             Utah                   19.2
Wisconsin              17.9

MATURITY DATES (Description of Chart)
2017-19                                            20.0%
2020-22                                            10.0%
2023-25                                            20.0%
2026+                                              50.0%

The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 05/22/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.18%
     Tax Equivalent Yield                          8.09%

Treasury Bonds
     Yield                                         6.96%
     Tax Equivalent Yield                          7.33%

Corporate Bonds
     Yield                   7.78%

 *COMPARES TRUST AS OF 05/22/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 05/21/97. ASSUMES 36.0% FEDERAL AND 5.0% STATE INCOME TAX RATES. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS NATIONAL INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   250,000  Center Unified School District, Sacramento County, California, Election of               AAA   Aaa
              1992 General Obligation Bonds, Series 1997C, 0.00% Due 9/1/17. (Original
              issue discount bonds delivered on or about March 4, 1997 at a price of
              31.296% of principal amount.)                                               No Optional
                                                                                              Call
     750,000  Illinois Educational Facilities Authority, Revenue Bonds, Illinois Wesleyan              AAA   Aaa
              University, Series 1997, 5.65% Due 9/1/26.                                  2007 at 102
   1,000,000  Illinois Health Facilities Authority Revenue Bonds, Series 1997A (Highland               AAA   Aaa
              Park Hospital Project), 5.75% Due 10/1/26.                                  2007 at 102
     750,000  Airport Authority of Washoe County, Reno, Nevada, Airport Revenue Bonds,                 AAA   Aaa
              Series 1996A, 5.70% Due 7/1/26.                                             2006 at 102
     500,000  New York City (New York), Municipal Water Finance Authority, Water and                   AAA   Aaa
              Sewer System Revenue Bonds, Fiscal 1996 Series B, 5.875% Due 6/15/26.
              (Original issue discount bonds delivered on or about May 16, 1996 at a
              price of 93.908% of principal amount.)                                      2006 at 101
     750,000  Tulsa Metropolitan Utility Authority (Tulsa, Oklahoma), Utility Revenue                  AAA   Aaa
              Bonds, Series 1995, 5.75% Due 9/1/25.                                       2005 at 102
     750,000  City of Austin, Texas, Combined Utility Systems Revenue Refunding Bonds,                 AAA   Aaa
              Series 1996B, 5.625% Due 11/15/25.                                          2006 at 100
     750,000  Intermountain Power Agency (Utah), Power Supply Revenue Refunding Bonds,                 AAA   Aaa
              1997 Series B, 5.75% Due 7/1/19.                                            2007 at 102
     750,000  Murray City, Utah, Hospital Revenue Bonds, Series 1996 (IHC Health                       AAA   Aaa
              Services, Inc.), 4.75% Due 5/15/20. (Original issue discount bonds delivered on or about March 12, 1996 at a price of 91.527% of principal
              amount.)                                                                    2006 at 100
     500,000  Wisconsin Health and Educational Facilities Authority, Revenue Bonds,                    AAA   Aaa
              Series 1996 (Meriter Hospital, Inc.), 6.00% Due 12/1/17.                    2006 at 102
     750,000  Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue               AAA   Aaa
              Bonds, Series 1996, 5.80% Due 12/15/26.                                     2007 at 101
 ----------------------------------------------------------------------------------------------------------------
 $ 7,500,000  TOTAL          11 BONDS FROM 8 STATES.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 05/22/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.09. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    100.95     4.90 %      5.18%   5.25%   5.22%   5.28%   5.23%   5.30 %
 500 / $50,000              100.79     4.75        5.19    5.26    5.22    5.29    5.24    5.31
 1,000 / $100,000           100.52     4.50        5.21    5.28    5.24    5.31    5.26    5.33
 2,500 / $250,000           100.26     4.25        5.22    5.30    5.25    5.33    5.27    5.35
 5,000 / $500,000            99.48     3.50        5.26    5.36    5.29    5.39    5.31    5.41
 10,000 / $1,000,000         98.97     3.00        5.29    5.39    5.32    5.42    5.34    5.44
 25,000 / $2,500,000         98.46     2.50        5.31    5.43    5.35    5.46    5.37    5.48
 50,000 / $5,000,000         97.96     2.00        5.34    5.47    5.37    5.50    5.39    5.52

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                  Taxable Equivalent Yield (by
   UNIT TRUST             tax bracket)
     RETURN      28.0%   31.0%   36.0%   39.6%
         5.18  % 7.19%   7.51%   8.09%   8.58%
         5.19    7.21    7.52    8.11    8.59
         5.21    7.24    7.55    8.14    8.63
         5.22    7.25    7.57    8.16    8.64
         5.26    7.31    7.62    8.22    8.71
         5.29    7.35    7.67    8.27    8.76
         5.31    7.38    7.70    8.30    8.79
         5.34    7.42    7.74    8.34    8.84

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME

The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 07/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial payment
  (all plans)            7/15/97   $   .5521
 Monthly plan            8/15/97       .4359   $ 5.2327
 Quarterly plan          8/15/97       .4386
                        11/15/97      1.3158     5.2647
 Semi-annual plan       11/15/97      1.7604
                         5/15/98      2.6406     5.2837
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 101.04 =  98.970
 investment       offering price     # of units
 (as of           and accrued        purchased
 05/22/97)        interest
 98.970       X   $5.2327        =   $517.88
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

NUVEEN FLORIDA                                                            NUVEEN
INSURED UNIT TRUST 244                                                       942


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Tax-Free
rated Aaa by Moody's Investors Service, Inc.        - Dependable Income
and/or AAA by Standard & Poor's, the highest        - Diversified Portfolios
rating given by each agency.                        - Top-Rated Municipal Bonds
ESTIMATED CURRENT RETURN:                           DATE OF DEPOSIT: May 23, 1997
5.03 - 5.23%
ESTIMATED LONG-TERM RETURN:
5.10 - 5.36%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal income tax. Capital
                gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    28.1 years
Call Protection Earliest ordinary optional call is 2006
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $99.76 to $96.81 depending on the purchase amount
Cusip           6706H6 344 monthly payment plan
Numbers         6706H6 351 quarterly payment plan
                6706H6 369 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in Florida

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2019-20                                             2.9%
2021-22                                            54.2%
2023-24                                             0.0%
2025-26                                            14.3%
2027+                                              28.6%
The earliest ordinary optional call date is 2006

YIELD COMPARISON AS OF 05/22/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.03%
     Tax Equivalent Yield                          7.86%

Treasury Bonds
     Yield                                         6.96%
     Tax Equivalent Yield

Corporate Bonds
     Yield                   7.78%

 *COMPARES TRUST AS OF 05/22/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 05/21/97. ASSUMES 36.0% FEDERAL INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS FLORIDA INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  Dade County, Florida, Seaport Revenue Bonds, Series 1996, 5.40% Due         2006 at 102  AAA   Aaa
              10/1/21.
     500,000  Dade County, Florida, Water and Sewer System Revenue Bonds, Series 1997,    2007 at 101  AAA   Aaa
              5.25% Due 10/1/21. (Original issue discount bonds delivered on or about
              January 30, 1997 at a price of 94.322% of principal amount.)
     400,000  City of Gainesville, Florida, Utilities System Revenue Bonds, 1996 Series   2006 at 102  AAA   Aaa
              A, 5.20% Due 10/1/22.
     500,000  City of Lakeland, Florida, Electric and Water Revenue Bonds, Series 1996,   2006 at 102  AAA   Aaa
              5.625% Due 10/1/36.
     500,000  City of Lakeland, Florida, Hospital Revenue Refunding Bonds (Lakeland       2006 at 102  AAA   Aaa
              Regional Medical Center Project), Series 1996, 5.25% Due 11/15/25.
     500,000  School Board of Orange County, Florida, Master Lease Program, Certificates  2007 at 101  AAA   Aaa
              of Participation, Series 1997A, 5.375% Due 8/1/22. (Original issue discount bonds delivered on or about May 22, 1997 at a price of 94.626% of principal amount.)
     500,000  City of Pensacola, Florida, Airport Revenue Bonds, Series 1997A, 5.75% Due  2007 at 102  AAA   Aaa
              10/1/27.
     100,000  City of Tampa, Florida, Utilities Tax Improvement Bonds, Series 1996, 0.00%  No Optional AAA   Aaa
              Due 4/1/20. (Original issue discount bonds delivered on or about July 2,        Call
              1996 at a price of 23.566% of principal amount.)
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         8 BONDS FROM FLORIDA.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 05/22/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.08. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $     99.76     4.90 %      5.03%   5.10%   5.06%   5.13%   5.08%   5.15 %
 500 / $50,000               99.60     4.75        5.04    5.11    5.07    5.14    5.09    5.16
 1,000 / $100,000            99.34     4.50        5.05    5.13    5.08    5.16    5.10    5.18
 2,500 / $250,000            99.08     4.25        5.06    5.15    5.09    5.18    5.11    5.20
 5,000 / $500,000            98.31     3.50        5.10    5.20    5.13    5.23    5.15    5.25
 10,000 / $1,000,000         97.80     3.00        5.13    5.24    5.16    5.27    5.18    5.29
 25,000 / $2,500,000         97.30     2.50        5.15    5.27    5.19    5.30    5.21    5.32
 50,000 / $5,000,000         96.81     2.00        5.18    5.31    5.21    5.34    5.23    5.36

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      28.0%   31.0%   36.0%      39.6%
         5.03  % 6.99%   7.29%   7.86%      8.33 %
         5.04    7.00    7.30    7.88       8.34
         5.05    7.01    7.32    7.89       8.36
         5.06    7.03    7.33    7.91       8.38
         5.10    7.08    7.39    7.97       8.44
         5.13    7.13    7.43    8.02       8.49
         5.15    7.15    7.46    8.05       8.53
         5.18    7.19    7.51    8.09       8.58

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 07/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial payment
  (all plans)            7/15/97   $   .5293
 Monthly plan            8/15/97       .4179   $ 5.0157
 Quarterly plan          8/15/97       .4206
                        11/15/97      1.2618     5.0477
 Semi-annual plan       11/15/97      1.6884
                         5/15/98      2.5326     5.0667
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 99.84 =   100.160
 investment       offering price     # of units
 (as of           and accrued        purchased
 05/22/97)        interest
 100.160      X   $5.0157        =   $502.37
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

NUVEEN PENNSYLVANIA                                                       NUVEEN
INSURED UNIT TRUST 225                                                       942


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc.        - Dependable Income
and/or AAA by Standard & Poor's, the highest        - Diversified Portfolios
rating given by each agency.                        - Top-Rated Municipal Bonds
ESTIMATED CURRENT RETURN:                           DATE OF DEPOSIT: May 23, 1997
5.12 - 5.33%
ESTIMATED LONG-TERM RETURN:
5.16 - 5.42%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    27.0 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $100.71 to $97.73 depending on the purchase amount
Cusip           6706H7 193 monthly payment plan
Numbers         6706H7 201 quarterly payment plan
                6706H7 219 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in Pennsylvania

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2015-17                                            10.7%
2018-20                                             0.0%
2021-23                                            17.9%
2024-26                                            57.1%
2027+                                              14.3%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 05/22/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.12%
     Tax Equivalent Yield                          8.26%

Treasury Bonds
     Yield                                         6.96%
     Tax Equivalent Yield                          7.16%

Corporate Bonds
     Yield                   7.78%

 *COMPARES TRUST AS OF 05/22/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 05/21/97. ASSUMES 38.0% FEDERAL AND STATE INCOME TAX RATE AND A 2.8% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS PENNSYLVANIA INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  Pennsylvania Higher Educational Facilities Authority (Commonwealth of Penn-  2006 at 100 AAA   Aaa
              sylvania), Revenue Bonds, State System of Higher Education, Series N,
              5.875% Due 6/15/21.
     500,000  Pennsylvania Higher Educational Facilities Authority (Commonwealth of Penn-  2007 at 102 AAA   Aaa
              sylvania), Bryn Mawr College Revenue Bonds, Series of 1997, 5.625% Due
              12/1/27.
     375,000  Pennsylvania Intergovernmental Cooperation Authority, Special Tax Revenue   2006 at 100  AAA   Aaa
              Refunding Bonds (City of Philadelphia Funding Program), Series of 1996,
              5.50% Due 6/15/16.
     500,000  Allegheny County Hospital Development Authority (Pennsylvania), Health      2005 at 102  AAA   Aaa
              Center Revenue Bonds, Series of 1995 (University of Pittsburgh Medical
              Center System), 5.375% Due 12/1/25.
     125,000  Dauphin County General Authority, Dauphin County, Pennsylvania, County      No Optional  AAA   Aaa
              Guaranteed Revenue Bonds-Series of 1993, 0.00% Due 10/1/22. (Original issue      Call
              discount bonds delivered on or about May 26, 1993 at a price of 16.903% of principal amount.)(General Obligation Bonds.)
     500,000  Lehigh County (Pennsylvania), General Purpose Authority, Hospital Revenue   2005 at 102  AAA   Aaa
              Bonds (Lehigh Valley Hospital), Series B of 1995, 5.625% Due 7/1/25.
     500,000  Luzerne County Flood Protection Authority (Pennsylvania), Guaranteed Flood  2006 at 100  AAA   Aaa
              Protection Bonds, Series of 1996, 5.65% Due 7/15/26. (General Obligation
              Bonds.)
     500,000  The School District of Philadelphia, Pennsylvania, General Obligation       2005 at 101  AAA   Aaa
              Bonds, Series B of 1995, 5.50% Due 9/1/25. (Original issue discount bonds delivered on or about October 31, 1995 at a price of 93.743% of principal amount.)
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         8 BONDS FROM PENNSYLVANIA.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 05/22/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.09. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    100.71     4.90 %      5.12%   5.16%   5.15%   5.18%   5.17%   5.21 %
 500 / $50,000              100.56     4.75        5.12    5.16    5.16    5.19    5.18    5.21
 1,000 / $100,000           100.29     4.50        5.14    5.18    5.17    5.21    5.19    5.23
 2,500 / $250,000           100.03     4.25        5.15    5.20    5.18    5.23    5.20    5.25
 5,000 / $500,000            99.25     3.50        5.19    5.26    5.22    5.29    5.24    5.31
 10,000 / $1,000,000         98.74     3.00        5.22    5.30    5.25    5.32    5.27    5.34
 25,000 / $2,500,000         98.24     2.50        5.25    5.33    5.28    5.36    5.30    5.38
 50,000 / $5,000,000         97.73     2.00        5.27    5.37    5.31    5.40    5.33    5.42

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      30.0%   33.0%   38.0%      41.5%
         5.12  % 7.31%   7.64%   8.26%      8.75 %
         5.12    7.31    7.64    8.26       8.75
         5.14    7.34    7.67    8.29       8.79
         5.15    7.36    7.69    8.31       8.80
         5.19    7.41    7.75    8.37       8.87
         5.22    7.46    7.79    8.42       8.92
         5.25    7.50    7.84    8.47       8.97
         5.27    7.53    7.87    8.50       9.01

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 07/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial payment
  (all plans)            7/15/97   $   .5437
 Monthly plan            8/15/97       .4293   $ 5.1533
 Quarterly plan          8/15/97       .4320
                        11/15/97      1.2960     5.1853
 Semi-annual plan       11/15/97      1.7340
                         5/15/98      2.6010     5.2043
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 100.80 =  99.206
 investment       offering price     # of units
 (as of           and accrued        purchased
 05/22/97)        interest
 99.206       X   $5.1533        =   $511.24
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)